Subsequent Events (Details Textual) - Entity [Domain]			1 Months Ended			3 Months Ended		12 Months Ended
	May. 12, 2015 USD ($) $ / shares shares	May. 04, 2015 USD ($)	Apr. 15, 2015 USD ($) $ / shares shares	Dec. 18, 2014 USD ($)	Mar. 21, 2014 shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	May. 04, 2015 EUR (€)	Mar. 31, 2015 EUR (€)	Nov. 10, 2014 $ / shares	Feb. 14, 2014 $ / shares	May. 17, 2013 $ / shares
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								352,519	237,315
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares								$ 1.11	$ 1.46
Annual Minimum Amount						$ 1,085,000					€ 1,000,000
Stock Issued During Period, Shares, New Issues					7,140,823			36,570
Proceeds from Issuance of Common Stock | $				$ 3,000,000		$ 0	$ 2,016,000	$ 4,866,000	$ 2,771,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.33	$ 0.45			$ 0.60	$ 0.30	$ 0.60
Subsequent Event [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense | $			$ 240,000
Deferred Compensation Arrangements, Overall, Description			four-year term expiring on April 14, 2019 (the “Term”), unless sooner terminated by either party. Pursuant to the Employment Agreement, Mr. Evans will receive an initial annualized base salary of $240,000 and will be eligible to receive an annual performance bonus of up to 30% of his annualized base salary
Subsequent Event [Member] | Employment Agreement [Member] | 2015 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Granted Weighted Average Contractual Term			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,184,193
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares			$ 0.60
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			50% of the options will vest upon the achievement of annual revenue targets of $3,000,000, $6,000,000 and $10,000,000; 15% of the options will vest upon the Company listing on a national securities exchange; and 35% of the options will vest over four years in 16 equal, quarterly installments.
Subsequent Event [Member] | Second Amendment [Member]
Subsequent Event [Line Items]
Annual Minimum Amount		$ 1,085,000								€ 1,000,000
Royalty Agreement Commitments Description		the Company and Medica agreed that Italy will continue to be excluded from the worldwide license, and that, until December 31, 2022, the Company will pay Medica a royalty of 3% of net sales, in addition to any other payments required, except that if the Company sublicenses to a third party the right to market and sell its HydraGuard products, the Company will pay Medica a fee of €2.00 (approximately $2.17) per HydraGuard unit in lieu of the 3% royalty.
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants To Purchase Common Stock	900,000
Warrants Exercisable Term	5 years
Stock Issued During Period, Shares, New Issues	1,800,000
Sale of Stock, Price Per Share | $ / shares	$ 0.67
Proceeds from Issuance of Common Stock | $	$ 1,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.85